Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Fair Value, by Balance Sheet Grouping [Text Block]

2013 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$988	$988	$—	$—
Derivative assets	90	—	90	—
Derivative liabilities	(157)	—	(157)	—
Nonrecurring fair value measurements:
Business dispositions	66	—	66	—

2012 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$781	$781	$—	$—
Derivative assets	128	—	128	—
Derivative liabilities	(149)	—	(149)	—
Nonrecurring fair value measurements:
Equity method investments	432	—	432	—
Business dispositions	84	—	84	—

Fair Value, Measurement Inputs, Disclosure [Text Block]

	December 31, 2013		December 31, 2012
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$655	$586	$499	$464
Customer financing notes receivable	394	366	375	371
Short-term borrowings	(388)	(388)	(503)	(503)
Long-term debt (excluding capitalized leases)	(19,807)	(21,525)	(22,665)	(25,606)
Long-term liabilities	(283)	(253)	(182)	(167)

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$586	$—	$586	$—
Customer financing notes receivable	366	—	366	—
Short-term borrowings	(388)	—	(200)	(188)
Long-term debt (excluding capitalized leases)	(21,525)	—	(21,211)	(314)
Long-term liabilities	(253)	—	(253)	—